PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative Tax Claims (Details) $ in Millions				1 Months Ended																3 Months Ended	12 Months Ended						60 Months Ended
	Dec. 31, 2018 USD ($)	May 17, 2016 USD ($)	Aug. 08, 2012 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jan. 31, 2020 USD ($) claim	Dec. 31, 2019 USD ($) claim	Oct. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($)	Oct. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Mar. 31, 2018 claim	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2007 USD ($)	Jul. 31, 2015 USD ($) claim	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($) claim	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($) claim	Dec. 31, 2018 USD ($) claim	Oct. 31, 2011 USD ($)
Disclosure of other provisions [line items]
Income tax payable				$ 214.0				$ 251.0													$ 214.0
Provisions	$ 2,534.0			2,632.0				2,991.0			$ 2,534.0										2,632.0	$ 2,534.0					$ 2,534.0
Tax claims
Disclosure of other provisions [line items]
Income tax payable				5.0																	5.0
Provisions	120.0			62.0				$ 81.0			120.0										$ 62.0	$ 120.0					$ 120.0
ArcelorMittal Brasil S.A. | Deductions for SUDENE Certificates
Disclosure of other provisions [line items]
Damages sought	$ 163.0		$ 6.0																$ 451.0
Damages sought, penalties accrued																												$ 77.0
ArcelorMittal Brasil S.A. | Value Added Tax
Disclosure of other provisions [line items]
Damages sought		$ 100.0																		$ 70.0
Number of tax assessments or claims | claim																				9							6
Reduction in tax assessment						$ 4.0
Lawsuit period																					20 years
ArcelorMittal Brasil S.A. | Corporate income tax and social contributions on net profits
Disclosure of other provisions [line items]
Damages sought																									$ 360.0	$ 404.0
Tax assessment penalty																		$ 63.0								120.0
ArcelorMittal Brasil S.A. | Tax Assessments Related to Amortization of Goodwill
Disclosure of other provisions [line items]
Damages sought				33.0							96.0	$ 18.0
Possible write off of net operating loss carryforward				$ 46.0													$ 63.0
Write-off of net operating loss carry forward											$ 21.0
ArcelorMittal Brasil S.A. | Lawsuit Against Federal Revenue Related To Tax For Additional Freight For Renewal Of Brazilian Merchant Navy
Disclosure of other provisions [line items]
Damages sought														$ 0.2											55.0
ArcelorMittal Brasil S.A. | Credits for Social Security Taxes
Disclosure of other provisions [line items]
Damages sought						$ 12.0																					$ 38.0
SOL Coqueria Tubarão S.A. | Value Added Tax
Disclosure of other provisions [line items]
Damages sought																										$ 24.0
Number of tax assessments or claims | claim																										21
Number of unfavorable tax assessments or claims | claim																						15
Number of claims pending | claim								6							6
ArcelorMittal Comercializadora de Energia | Tax Credits on Interstate Sales of Electricity
Disclosure of other provisions [line items]
Damages sought																	$ 46.0			$ 32.0
ArcelorMittal Comercializadora de Energia | Retroactive Application of New Law
Disclosure of other provisions [line items]
Reduction in tax assessment										$ 7.0						$ 12.0
ArcelorMittal México S.A. de C.V. | Tax Year 2008 | Corporate income tax and social contributions on net profits
Disclosure of other provisions [line items]
Damages sought																								$ 158.0
ArcelorMittal México S.A. de C.V. | Tax Year 2007 | Corporate income tax and social contributions on net profits
Disclosure of other provisions [line items]
Damages sought																							$ 23.0
ArcelorMittal México S.A. de C.V. | Tax Year 2009 | Corporate income tax and social contributions on net profits
Disclosure of other provisions [line items]
Damages sought																							$ 28.0
ArcelorMittal Las Truchas | Tax claims
Disclosure of other provisions [line items]
Damages sought													$ 84.0												$ 89.0
ArcelorMittal Kryvyi Rih | Ukranian tax audit
Disclosure of other provisions [line items]
Damages sought									$ 282.0
Number of tax assessments or claims | claim							3
Reduction in tax assessment					$ 87.0		$ 124.0